Accumulated other comprehensive income (loss) (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other income (expense)									$ (35)		$ 130		$ (32)
Interest expense of Financial Products									(727)		(797)		(826)
Tax (provision) benefit									(1,319)		(2,528)		(1,720)
Reclassifications net of tax	1,003	946	960	880	697	1,699	1,699	1,586	3,789	[1]	5,681	[1]	4,928	[1]
Reclassification out of Accumulated Other Comprehensive Income
Reclassifications net of tax									(510)
Reclassification out of Accumulated Other Comprehensive Income | Pension and other postretirement benefits
Amortization of actuarial gain (loss)									(781)
Amortization of prior service credit (cost)									54
Amortization of transition asset (obligation)									(2)
Reclassifications before tax									(729)
Tax (provision) benefit									247
Reclassifications net of tax									(482)
Reclassification out of Accumulated Other Comprehensive Income | Derivative financial instruments
Reclassifications before tax									(66)
Tax (provision) benefit									25
Reclassifications net of tax									(41)
Reclassification out of Accumulated Other Comprehensive Income | Derivative financial instruments | Foreign exchange contracts
Other income (expense)									(57)
Reclassification out of Accumulated Other Comprehensive Income | Derivative financial instruments | Interest rate contracts | Machinery and Power Systems
Other income (expense)									(3)
Reclassification out of Accumulated Other Comprehensive Income | Derivative financial instruments | Interest rate contracts | Financial Products
Interest expense of Financial Products									(6)
Reclassification out of Accumulated Other Comprehensive Income | Available-for-sale securities
Other income (expense)									19
Tax (provision) benefit									(6)
Reclassifications net of tax									$ 13

[1]	1 Profit attributable to common stockholders.